Stockholders' Deficit (Details Narrative)													1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 16, 2020 USD ($) shares	Dec. 02, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Nov. 05, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 30, 2020 USD ($) shares	Oct. 28, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 21, 2020 USD ($) shares	Jun. 02, 2020 USD ($) shares	May 18, 2020 USD ($) shares	Mar. 05, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Jan. 25, 2021 shares
Common stock, shares authorized								1,000,000,000						1,000,000,000		1,000,000,000	1,000,000,000
Preferred stock, shares authorized								10,000,000						10,000,000		10,000,000	10,000,000
Common stock, shares, issued								404,908,141						445,103,046		404,908,141	358,489,928
Common stock, shares, outstanding								404,908,141						445,103,046		404,908,141	358,489,928
Preferred stock, shares issued								7,296,000						1,824,000		7,296,000	7,296,000
Preferred stock, shares outstanding								7,296,000						1,824,000		7,296,000	7,296,000
Preferred stock voting rights														There are four preferred stockholders which have super voting rights in the ratio of 25 votes to 1 share held.
Stock issued during period services shares									6,000,000	183,537	100,000	50,000	500,000
Stock issued during period services | $									$ 284,400	$ 14,873	$ 7,500	$ 3,900	$ 25,860	$ 25,860		$ 1,101,440	$ 1,346,333
Convertible note principal | $														758,685	$ 260,356	475,618	199,766
Derivative liability | $								$ 5,649,412						$ 3,404,101		$ 5,649,412	$ 3,012,597
Number of warrants issuance																	20,750,000
Warrants expire term																	4 years
Volatility [Member]
Warrants issuance percentage								130						130		130
Minimum [Member]
Warrants exercise prices | $ / shares																	$ 0.055
Maximum [Member]
Warrants exercise prices | $ / shares																	$ 0.355
Noteholder D [Member]
Convertible note principal | $	$ 108,240	$ 98,800				$ 50,660
Convertible note principal. shares	1,825,000	2,000,000				1,700,000		1,750,000
Derivative liability | $	$ 123,768	$ 131,360				$ 42,472		$ 48,718								$ 48,718
Interest on convertible note | $	$ 28,818
Noteholder A [Member]
Convertible note principal | $			$ 300,000	$ 137,222
Convertible note principal. shares			13,885,210	6,961,000
Derivative liability | $			$ 883,229	$ 239,615
Interest on convertible note | $			$ 14,500	$ 20,445
Services Agreement [Member]
Stock issued during period services shares					300,000		200,000
Stock issued during period services | $					$ 16,260		$ 9,600
Subsequent Event [Member]
Common stock, shares authorized																		1,000,000,000
Preferred stock, shares authorized																		10,000,000